Annual Total Returns[BarChart] - Direxion Daily MSCI Real Estate Bull 3X Shares - Direxion Daily MSCI Real Estate Bull 3X Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.87%)	50.64%	(2.36%)	108.42%	(4.34%)	13.32%	7.72%	(25.02%)	81.99%	(55.72%)